Derivative Financial Instruments and Hedge Accounting (Details 4) - Cash Flow Hedge [Member] - CLP ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Inflation rate risk [member] | Hedged Items Net flows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		$ 573,435	$ 437,678
Inflation rate risk [member] | Hedged Items Outflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		(14,036)	(1,645)
Inflation rate risk [member] | Hedged Items Inflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		587,471	439,323
Inflation rate risk [member] | Between 3 and 6 years [Member] | Hedged Items Net flows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		166,516	103,544
Inflation rate risk [member] | Between 3 and 6 years [Member] | Hedged Items Outflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows
Inflation rate risk [member] | Between 3 and 6 years [Member] | Hedged Items Inflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		166,516	103,544
Inflation rate risk [member] | Between 1 and 3 years [Member] | Hedged Items Net flows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		73,576	29,008
Inflation rate risk [member] | Between 1 and 3 years [Member] | Hedged Items Outflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows
Inflation rate risk [member] | Between 1 and 3 years [Member] | Hedged Items Inflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		73,576	29,008
Inflation rate risk [member] | Due Within 1 Year [Member] | Hedged Items Net flows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		23,050	18,655
Inflation rate risk [member] | Due Within 1 Year [Member] | Hedged Items Outflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		(14,036)	(1,645)
Inflation rate risk [member] | Due Within 1 Year [Member] | Hedged Items Inflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		37,086	20,300
Inflation rate risk [member] | Over 6 years [Member] | Hedged Items Net flows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		310,293	286,471
Inflation rate risk [member] | Over 6 years [Member] | Hedged Items Outflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows
Inflation rate risk [member] | Over 6 years [Member] | Hedged Items Inflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		310,293	286,471
Inflation rate risk [member] | Hedging Instruments Net flows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		(573,435)	(437,678)
Inflation rate risk [member] | Hedging Instruments Net flows [Member] | Between 3 and 6 years [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		(166,516)	(103,544)
Inflation rate risk [member] | Hedging Instruments Net flows [Member] | Between 1 and 3 years [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		(73,576)	(29,008)
Inflation rate risk [member] | Hedging Instruments Net flows [Member] | Due Within 1 Year [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		(23,050)	(18,655)
Inflation rate risk [member] | Hedging Instruments Net flows [Member] | Over 6 years [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		(310,293)	(286,471)
Inflation rate risk [member] | Hedging Instruments Outflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		(587,471)	(439,323)
Inflation rate risk [member] | Hedging Instruments Outflows [Member] | Between 3 and 6 years [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		(166,516)	(103,544)
Inflation rate risk [member] | Hedging Instruments Outflows [Member] | Between 1 and 3 years [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		(73,576)	(29,008)
Inflation rate risk [member] | Hedging Instruments Outflows [Member] | Due Within 1 Year [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		(37,086)	(20,300)
Inflation rate risk [member] | Hedging Instruments Outflows [Member] | Over 6 years [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		(310,293)	(286,471)
Inflation rate risk [member] | Hedging Instruments Inflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		14,036	1,645
Inflation rate risk [member] | Hedging Instruments Inflows [Member] | Between 3 and 6 years [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows
Inflation rate risk [member] | Hedging Instruments Inflows [Member] | Between 1 and 3 years [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows
Inflation rate risk [member] | Hedging Instruments Inflows [Member] | Due Within 1 Year [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		14,036	1,645
Inflation rate risk [member] | Hedging Instruments Inflows [Member] | Over 6 years [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows
Interest rate risk [member] | Hedged Items Net flows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		(71,938)	272,751
Interest rate risk [member] | Hedged Items Outflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		(190,131)	(112,875)
Interest rate risk [member] | Hedged Items Inflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		118,193	385,626
Interest rate risk [member] | Between 3 and 6 years [Member] | Hedged Items Net flows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		(10,249)	6,023
Interest rate risk [member] | Between 3 and 6 years [Member] | Hedged Items Outflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		(13,311)	(7,757)
Interest rate risk [member] | Between 3 and 6 years [Member] | Hedged Items Inflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		3,062	13,780
Interest rate risk [member] | Between 1 and 3 years [Member] | Hedged Items Net flows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		(10,378)	17,008
Interest rate risk [member] | Between 1 and 3 years [Member] | Hedged Items Outflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		(46,372)	(43,507)
Interest rate risk [member] | Between 1 and 3 years [Member] | Hedged Items Inflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		35,994	60,515
Interest rate risk [member] | Due Within 1 Year [Member] | Hedged Items Net flows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		(49,011)	248,004
Interest rate risk [member] | Due Within 1 Year [Member] | Hedged Items Outflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		(125,747)	(60,733)
Interest rate risk [member] | Due Within 1 Year [Member] | Hedged Items Inflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		76,736	308,737
Interest rate risk [member] | Over 6 years [Member] | Hedged Items Net flows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		(2,300)	1,716
Interest rate risk [member] | Over 6 years [Member] | Hedged Items Outflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		(4,701)	(878)
Interest rate risk [member] | Over 6 years [Member] | Hedged Items Inflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		2,401	2,594
Interest rate risk [member] | Hedging Instruments Net flows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		71,938	(272,751)
Interest rate risk [member] | Hedging Instruments Net flows [Member] | Between 3 and 6 years [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		10,249	(6,023)
Interest rate risk [member] | Hedging Instruments Net flows [Member] | Between 1 and 3 years [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		10,378	(17,008)
Interest rate risk [member] | Hedging Instruments Net flows [Member] | Due Within 1 Year [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		49,011	(248,004)
Interest rate risk [member] | Hedging Instruments Net flows [Member] | Over 6 years [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		2,300	(1,716)
Interest rate risk [member] | Hedging Instruments Outflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows	[1]	(118,193)	(385,626)
Interest rate risk [member] | Hedging Instruments Outflows [Member] | Between 3 and 6 years [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows	[1]	(3,062)	(13,780)
Interest rate risk [member] | Hedging Instruments Outflows [Member] | Between 1 and 3 years [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows	[1]	(35,994)	(60,515)
Interest rate risk [member] | Hedging Instruments Outflows [Member] | Due Within 1 Year [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows	[1]	(76,736)	(308,737)
Interest rate risk [member] | Hedging Instruments Outflows [Member] | Over 6 years [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows	[1]	(2,401)	(2,594)
Interest rate risk [member] | Hedging Instruments Inflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		190,131	112,875
Interest rate risk [member] | Hedging Instruments Inflows [Member] | Between 3 and 6 years [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		13,311	7,757
Interest rate risk [member] | Hedging Instruments Inflows [Member] | Between 1 and 3 years [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		46,372	43,507
Interest rate risk [member] | Hedging Instruments Inflows [Member] | Due Within 1 Year [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		125,747	60,733
Interest rate risk [member] | Hedging Instruments Inflows [Member] | Over 6 years [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		$ 4,701	$ 878

[1]	Only includes cash flow forecast portion of the hedge instruments used to cover interest rate risk.